STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Automobiles & Components - 2.0%
Fox Factory Holding	16,215	[a,b]	1,028,031
LCI Industries	41,534	[a]	4,010,108
Thor Industries	62,840	[a]	4,738,764
Visteon	9,600	[a,b]	624,384
			10,401,287
Banks - 12.2%
Atlantic Union Bankshares	44,160		1,313,318
Bank of Hawaii	55,190	[a]	4,107,240
BankUnited	31,670		940,599
Banner	68,832		3,141,492
Brookline Bancorp	98,780		1,370,079
Bryn Mawr Bank	27,100		900,804
Camden National	26,170		1,073,232
Centerstate Bank	247,391		5,004,720
City Holding	14,700	[a]	1,027,824
Columbia Banking System	94,620	[a]	3,141,384
Community Bank System	17,165	[a]	1,043,804
CVB Financial	50,840		942,574
Essent Group	72,345		3,157,136
First Bancorp	29,950		961,395
First Financial	30,930		1,235,653
First Financial Bancorp	22,540	[a]	464,324
First Financial Bankshares	97,160	[a]	2,792,378
Great Southern Bancorp	24,830		1,274,027
Hancock Whitney	34,983		1,171,930
Heartland Financial USA	25,810		1,105,958
Independent Bank	77,969		5,265,247
Independent Bank Group	12,582		582,421
Lakeland Financial	24,670	[a]	1,008,263
NBT Bancorp	33,730	[a]	1,136,364
NMI Holdings, Cl. A	34,640	[b]	808,498
OceanFirst Financial	50,460		1,031,402
PacWest Bancorp	42,590		1,347,548
Pinnacle Financial Partners	19,342		1,018,163
Provident Financial Services	34,565		690,609
Renasant	104,057		2,947,935
Sterling Bancorp	67,240		1,114,839
Stock Yards Bancorp	27,605		964,519
TCF Financial	40,194		1,464,669

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Banks - 12.2% (continued)
Texas Capital Bancshares	18,970	[b]	893,108
TriCo Bancshares	30,380		1,027,452
Triumph Bancorp	49,929	[b]	1,691,095
Veritex Holdings	102,962		2,478,295
WSFS Financial	38,615		1,330,673
			62,970,971
Capital Goods - 16.5%
AAR	28,040		968,782
Alamo Group	5,410		599,266
Albany International, Cl. A	50,248		3,219,389
Allied Motion Technologies	36,068	[b]	1,390,061
Ameresco, Cl. A	88,750	[a,b]	2,000,425
Atkore International Group	28,215	[b]	1,041,416
AZZ	24,720		911,921
Babcock & Wilcox Enterprises	68,092	[a,b]	282,582
Barnes Group	52,392		2,813,450
Bloom Energy, Cl. A	55,900	[a,b]	507,013
Chart Industries	8,750	[b]	498,050
Comfort Systems USA	12,590		531,550
Crane	11,730		797,054
EMCOR Group	15,820		1,216,874
Enerpac Tool Group	45,385	[b]	969,877
EnerSys	47,542		2,927,636
ESCO Technologies	11,265		1,024,214
FreightCar America	90,710	[a,b]	141,508
GATX	13,900	[a]	994,267
Generac Holdings	11,095	[a,b]	1,142,674
Graco	62,900		3,102,228
Great Lakes Dredge & Dock	155,154	[b]	1,504,994
Hexcel	50,517		3,264,914
Hillenbrand	98,053		2,294,440
ITT	16,560		996,084
John Bean Technologies	9,810	[a]	950,197
Kennametal	104,046	[a]	2,892,479
Lincoln Electric Holdings	22,220	[a]	1,819,596
Lydall	72,280	[b]	860,855
Mercury Systems	34,355	[b]	2,523,718
Miller Industries	38,580	[a]	1,146,212
Moog, Cl. A	17,810		1,373,507
Mueller Industries	38,330		1,072,473
Oshkosh	13,130		947,329
Parsons	31,360	[b]	1,225,862
Patrick Industries	7,590	[a]	400,980
RBC Bearings	35,350	[b]	6,051,567

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Capital Goods - 16.5% (continued)
Regal Beloit	8,330		646,741
Resideo Technologies	122,800	[b]	1,320,100
Rexnord	120,754		3,521,187
Simpson Manufacturing	7,465		592,945
SiteOne Landscape Supply	65,700	[a,b]	6,520,725
Spirit AeroSystems Holdings, Cl. A	25,510		1,347,948
SPX	78,078	[b]	3,273,811
SPX FLOW	83,923	[b]	3,086,688
Systemax	17,310		361,087
Teledyne Technologies	2,940	[b]	991,721
Trex	11,730	[a,b]	1,121,974
Triton International	22,040		757,515
Twin Disc	25,620	[b]	206,497
Valmont Industries	6,000		697,320
Watsco	21,790		3,420,594
Welbilt	72,400	[a,b]	957,128
			85,229,425
Commercial & Professional Services - 5.6%
ABM Industries	40,910		1,346,757
ASGN	11,950	[b]	605,985
Clean Harbors	13,100	[b]	910,712
Covanta Holding	73,140		977,150
Exponent	29,865		2,199,557
Harsco	113,260	[b]	1,357,987
Heritage-Crystal Clean	60,030	[b]	1,580,590
IAA	55,895	[b]	2,387,834
ICF International	18,345		1,393,853
Kelly Services, Cl. A	70,130		1,164,859
Kimball International, Cl. B	51,440		832,299
McGrath RentCorp	58,295		4,048,587
Mobile Mini	43,720		1,704,643
MSA Safety	28,388		3,453,968
Stericycle	38,100	[a,b]	2,188,083
U.S. Ecology	17,282		726,881
UniFirst	11,895		2,210,210
			29,089,955
Consumer Durables & Apparel - 2.1%
Cavco Industries	6,370	[b]	1,284,956
Deckers Outdoor	4,480	[b]	778,624
G-III Apparel Group	23,860	[b]	533,510
KB Home	44,800		1,460,032
M.D.C. Holdings	31,210		1,227,801
M/I Homes	32,560	[b]	1,212,209
Skyline Champion	33,220	[b]	846,446

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Consumer Durables & Apparel - 2.1% (continued)
Steven Madden	18,645		609,692
Tempur Sealy International	15,600	[b]	1,166,100
Universal Electronics	23,260	[b]	982,037
Vista Outdoor	112,950	[b]	830,183
			10,931,590
Consumer Services - 3.3%
Frontdoor	41,175	[b]	1,745,820
Hilton Grand Vacations	47,360	[b]	1,262,618
International Game Technology	37,400	[a]	397,936
Marriott Vacations Worldwide	13,445		1,301,207
OneSpaWorld Holdings	223,164	[a]	2,727,064
Penn National Gaming	98,612	[b]	2,915,957
SeaWorld Entertainment	71,290	[a,b]	1,939,801
The Cheesecake Factory	91,365	[a]	3,255,335
Wyndham Destinations	38,210		1,524,579
			17,070,317
Diversified Financials - 1.9%
Artisan Partners Asset Management, Cl. A	96,510		2,758,256
Houlihan Lokey	74,520		3,816,914
Stifel Financial	59,245		3,225,298
			9,800,468
Energy - 1.7%
Apergy	19,205	[b]	357,213
Cactus, Cl. A	31,360		856,442
DMC Global	12,090	[a]	435,965
Dril-Quip	53,742	[a,b]	1,914,290
Forum Energy Technologies	93,800	[b]	73,164
ION Geophysical	22,624	[b]	79,636
Kosmos Energy	195,794		597,172
Oil States International	33,100	[b]	261,821
Patterson-UTI Energy	43,500	[a]	249,255
Penn Virginia	8,404	[b]	133,624
QEP Resources	83,250		187,313
SEACOR Holdings	11,070	[b]	412,911
Select Energy Services, Cl. A	98,550	[b]	640,575
Superior Energy Services	11,420	[a,b]	41,340
TETRA Technologies	133,790	[b]	168,575
World Fuel Services	44,340		1,253,935
WPX Energy	93,235	[b]	869,883
			8,533,114
Food & Staples Retailing - .2%
Casey's General Stores	5,940		968,339

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Food & Staples Retailing - .2% (continued)
The Andersons	15,280		280,694
			1,249,033
Food, Beverage & Tobacco - 4.0%
Calavo Growers	24,340	[a,b]	1,763,433
Darling Ingredients	268,421	[b]	6,898,420
Landec	162,400	[b]	1,666,224
National Beverage	64,648	[a,b]	2,733,964
Nomad Foods	102,405	[b]	1,890,396
Sanderson Farms	9,980	[a]	1,233,129
The Hain Celestial Group	47,400	[a,b]	1,124,802
TreeHouse Foods	84,993	[a,b]	3,239,083
			20,549,451
Health Care Equipment & Services - 5.7%
Acadia Healthcare	54,400	[a,b]	1,610,240
Accuray	250,890	[b]	743,889
Amedisys	4,484	[b]	780,261
AMN Healthcare Services	79,353	[b]	5,840,381
AtriCure	35,900	[b]	1,379,278
Avanos Medical	11,400	[b]	369,474
BioTelemetry	8,600	[a,b]	367,392
CONMED	6,610		625,570
Encompass Health	16,500		1,234,860
Globus Medical, Cl. A	17,705	[b]	800,797
Haemonetics	6,190	[b]	670,563
HealthEquity	8,965	[b]	636,425
Integer Holdings	38,294	[b]	3,452,970
LHC Group	8,325	[b]	1,011,154
MEDNAX	35,500	[a,b]	606,695
Merit Medical Systems	34,270	[a,b]	1,234,063
Mesa Laboratories	10,665	[a]	2,552,028
Molina Healthcare	9,900	[b]	1,213,245
Natus Medical	24,820	[b]	667,162
Novocure	7,680	[b]	558,720
OraSure Technologies	57,800	[b]	348,534
Patterson Companies	68,800	[a]	1,636,752
Teladoc Health	9,605	[a,b]	1,200,241
			29,540,694
Household & Personal Products - .8%
Inter Parfums	26,245		1,576,275
WD-40	14,430	[a]	2,489,031
			4,065,306
Insurance - 3.7%
AMERISAFE	22,720		1,480,662
eHealth	9,605	[b]	1,127,147

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Insurance - 3.7% (continued)
First American Financial	16,780		958,138
Horace Mann Educators	63,101		2,456,522
Kemper	50,952		3,507,536
Primerica	50,126		5,581,029
RLI	36,200		2,909,756
Stewart Information Services	36,890		1,334,680
			19,355,470
Materials - 5.4%
Allegheny Technologies	144,690	[a,b]	2,472,752
Avery Dennison	21,720		2,486,723
Balchem	21,335		2,015,304
Cleveland-Cliffs	88,630	[a]	514,940
Crown Holdings	44,600	[b]	3,144,300
H.B. Fuller	47,948		1,881,000
Ingevity	32,831	[b]	1,478,708
Louisiana-Pacific	43,955		1,250,520
Materion	20,370		923,576
Mercer International	120,627		1,068,755
PolyOne	118,556		2,935,447
Silgan Holdings	35,900		1,027,817
Stepan	11,547	[a]	1,014,173
The Scotts Miracle-Gro Company	55,770	[a]	5,911,062
			28,125,077
Media & Entertainment - 1.8%
Cinemark Holdings	90,255	[a]	2,343,020
Criteo, ADR	75,900	[b]	961,653
Gray Television	154,508	[b]	2,923,291
TEGNA	207,731	[a]	2,974,708
			9,202,672
Pharmaceuticals Biotechnology & Life Sciences - 5.0%
ACADIA Pharmaceuticals	32,000	[a,b]	1,367,680
Amneal Pharmaceuticals	165,100	[b]	635,635
Anika Therapeutics	48,604	[b]	2,029,703
Ascendis Pharma, ADR	2,770	[a,b]	361,153
Axsome Therapeutics	16,640	[a,b]	1,297,920
Bioxcel Therapeutics	22,425	[b]	840,938
Charles River Laboratories International	48,680	[b]	7,573,148
Deciphera Pharmaceuticals	14,085	[b]	749,885
Dicerna Pharmaceuticals	22,405	[b]	442,275
Esperion Therapeutics	23,645	[a,b]	1,193,836
FibroGen	13,015	[b]	544,027
Fluidigm	249,025	[b]	826,763
Intersect ENT	39,100	[b]	932,926
Invitae	36,055	[a,b]	734,801

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.0% (continued)
Iovance Biotherapeutics	23,040	[a,b]	758,246
Karuna Therapeutics	7,250	[b]	632,635
Luminex	49,400		1,223,144
Mallinckrodt	23,700	[a,b]	101,436
Momenta Pharmaceuticals	11,305	[b]	319,818
NanoString Technologies	36,600	[b]	1,305,156
Natera	14,080	[b]	533,702
Reata Pharmaceuticals, Cl. A	1,920	[a,b]	373,920
Repligen	13,230	[b]	1,132,488
			25,911,235
Real Estate - 3.7%
Corporate Office Properties Trust	101,824	[c]	2,580,220
Industrial Logistics Properties Trust	62,140	[c]	1,283,812
MGM Growth Properties, Cl. A	158,625	[a,c]	4,552,537
QTS Realty Trust, Cl. A	85,108	[a,c]	4,780,516
Rexford Industrial Realty	40,755	[c]	1,906,111
Tanger Factory Outlet Centers	66,300	[a,c]	794,274
Terreno Realty	39,680	[c]	2,177,242
UMH Properties	78,340	[c]	1,136,713
			19,211,425
Retailing - .8%
1-800-Flowers.com, Cl. A	48,650	[a,b]	877,646
Chico's FAS	99,500	[a]	398,995
Express	50,670	[a,b]	187,479
Office Depot	281,388		661,262
Ollie's Bargain Outlet Holdings	20,265	[a,b]	1,030,881
RTW RetailWinds	53,280	[b]	14,924
The Children's Place	12,200	[a]	702,720
			3,873,907
Semiconductors & Semiconductor Equipment - 4.2%
Brooks Automation	120,250		4,149,827
Cabot Microelectronics	13,010		1,812,033
CEVA	23,130	[b]	657,123
Enphase Energy	20,695	[a,b]	1,013,434
Entegris	20,900		1,114,388
Impinj	10,200	[b]	313,650
Inphi	12,570	[b]	938,476
Kulicke & Soffa Industries	48,500		1,107,255
MACOM Technology Solutions Holdings	73,955	[b]	1,868,843
Onto Innovation	26,590	[b]	812,856
Rambus	125,580	[b]	1,755,608
Semtech	77,773	[b]	3,071,256
Silicon Laboratories	17,925	[b]	1,589,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
Ultra Clean Holdings	24,590	[b]	514,177
Veeco Instruments	88,700	[b]	1,187,693
			21,906,208
Software & Services - 6.6%
American Software, Cl. A	96,900		1,594,005
Box, Cl. A	47,800	[b]	800,650
Cass Information Systems	51,492		2,417,549
Cloudera	207,700	[a,b]	1,848,530
Conduent	112,400	[b]	367,548
CoreLogic	122,640		5,564,177
FireEye	140,000	[b]	1,852,900
Five9	22,405	[b]	1,636,237
Jack Henry & Associates	13,780		2,090,977
KBR	79,540		2,064,858
LivePerson	28,380	[a,b]	750,935
ManTech International, Cl. A	25,966		1,944,853
MobileIron	57,900	[b]	234,495
Nuance Communications	138,450	[b]	2,993,289
OneSpan	54,700	[b]	903,097
Talend, ADR	19,200	[a,b]	708,864
TiVo	135,890	[b]	1,028,687
Unisys	133,600	[b]	2,074,808
Verint Systems	52,569	[a,b]	2,884,987
WNS Holdings, ADR	4,795	[b]	315,703
			34,077,149
Technology Hardware & Equipment - 5.7%
Badger Meter	34,500	[a]	2,077,245
Ciena	99,930	[b]	3,842,308
Coherent	1,234	[b]	158,828
Diebold Nixdorf	110,500	[a,b]	775,710
II-VI	93,652	[a,b]	2,780,528
Infinera	197,220	[a,b]	1,341,096
Itron	32,430	[b]	2,459,491
KEMET	74,819	[b]	1,951,280
Kimball Electronics	42,820	[b]	580,211
Knowles	24,540	[b]	407,855
Littelfuse	17,087		2,728,452
Lumentum Holdings	12,805	[b]	996,485
MTS Systems	26,930		1,080,970
NCR	45,100	[a,b]	1,136,520
OSI Systems	14,610	[b]	1,187,355
Quantum	52,403	[a,b]	273,020
Radware	10,600	[b]	240,832

Description		Shares		Value ($)
Common Stocks - 97.2% (continued)
Technology Hardware & Equipment - 5.7% (continued)
Ribbon Communications		127,700	[b]	412,471
Stratasys		38,600	[a,b]	617,600
Viavi Solutions		124,100	[b]	1,636,879
Vishay Intertechnology		151,866		2,839,894
				29,525,030
Telecommunication Services - .2%
Bandwidth, Cl. A		7,895	[a,b]	496,517
Vonage Holdings		49,900	[b]	447,104
				943,621
Transportation - 1.8%
Avis Budget Group		39,100	[b]	1,265,862
Danaos		6,571	[b]	33,118
Forward Air		17,070		1,007,301
Hertz Global Holdings		103,081	[b]	1,318,406
Hub Group, Cl. A		24,400	[b]	1,128,012
Kirby		20,360	[b]	1,297,950
Landstar System		28,070		2,834,228
Ryder System		9,970		379,259
				9,264,136
Utilities - 2.3%
ALLETE		36,010		2,484,330
American States Water		10,460	[a]	801,131
Atlantic Power		713,040	[a,b]	1,618,601
Chesapeake Utilities		18,770		1,604,835
Ormat Technologies		20,626	[a]	1,437,220
South Jersey Industries		35,420	[a]	958,111
Southwest Gas Holdings		18,350		1,186,878
Vistra Energy		82,852		1,593,244
				11,684,350
Total Common Stocks (cost $444,399,343)				502,511,891

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell 2000 ETF (cost $1,388,424)		8,462	[a]	1,238,244
	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,137,438)	1.59	12,137,438	[d]	12,137,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $9,200,601)	1.59	9,200,601	[d]	9,200,601
Total Investments (cost $467,125,806)		101.6%		525,088,174
Liabilities, Less Cash and Receivables		(1.6%)		(8,199,503)
Net Assets		100.0%		516,888,671

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $113,284,271 and the value of the collateral was $118,865,047, consisting of cash collateral of $9,200,601 and U.S. Government & Agency securities valued at $109,664,446.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	502,511,891	-	-	502,511,891
Exchange-Traded Funds	1,238,244	-	-	1,238,244
Investment Companies	21,338,039	-	-	21,338,039

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2020, accumulated net unrealized appreciation on investments was $57,962,368, consisting of $103,272,816 gross unrealized appreciation and $45,310,448 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.